Pensions and Other Post-Employment Benefits - Summary of Pension and OPEB Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Re-measurements:
Defined Benefit Plan Cost (Recovery)	$ 29	$ 30	$ 27
Pension Benefits [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current Service Costs	11	13	14
Past Service Costs – Curtailments		(2)	(6)
Net Interest Costs	3	3	3
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	(15)	7	(9)
(Gains) Losses From Experience Adjustments	(4)		1
(Gains) Losses From Changes in Financial Assumptions	12		(2)
Defined Benefit Plan Cost (Recovery)	7	21	1
Defined Contribution Plan Cost	21	22	27
Total Plan Cost	28	43	28
OPEB [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current Service Costs	1	1	2
Past Service Costs – Curtailments			(1)
Net Interest Costs	1	1	1
Re-measurements:
(Gains) Losses From Changes in Demographic Assumptions			(1)
(Gains) Losses From Changes in Financial Assumptions	1	(1)	$ (1)
Defined Benefit Plan Cost (Recovery)	3	1
Total Plan Cost	$ 3	$ 1